            ANNUAL REPORTS                         SEPTEMBER 30, 1999

                            SG COWEN STANDBY RESERVE
                                   FUND, INC.
                                      AND
                          SG COWEN STANDBY TAX-EXEMPT
                               RESERVE FUND, INC.

[LOGO]

                                                                          [LOGO]

                      SG COWEN STANDBY RESERVE FUND, INC.

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                          ANNUAL FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1999

Chairman's Letter ..........................................    1

Statements of Investments:

  SG Cowen Standby Reserve Fund, Inc. ......................    3

  SG Cowen Standby Tax-Exempt Reserve Fund, Inc. ...........    6

Statements of Assets and Liabilities .......................   16

Statements of Operations ...................................   17

Statements of Changes in Net Assets ........................   18

Notes to Financial Statements ..............................   19

Report of KPMG LLP, Independent Auditors ...................   23

CHAIRMAN'S LETTER                                               NOVEMBER 5, 1999

DEAR SHAREHOLDER:

  We are pleased to report that the SG Cowen Standby Reserve Fund and the SG Cowen Standby Tax-Exempt Reserve Fund produced total returns that were higher than their peer group averages for the year ended September 30, 1999. For the fiscal year, the SG Cowen Standby Reserve Fund produced a total return of 4.67%. In comparison, the IBC Taxable First Tier Index returned 4.50%. Meanwhile, the SG Cowen Standby Tax-Exempt Reserve Fund produced a total return of 2.70% while the IBC Tax-Free Fund Index returned 2.63%.

  Because the Federal Reserve Board raised interest rates a quarter percentage point on June 30 and again on August 24 in response to concerns about inflation, money market yields were generally rising as the fiscal year came to a close. At September 30, 1999, the annualized seven-day yield for the SG Cowen Standby Reserve Fund was 4.83% versus 4.65% for the IBC Tax-Free Fund Index. The annualized seven-day yield for the SG Cowen Standby Tax-Exempt Reserve Fund was 3.27% compared to 3.01% for the IBC Tax-Free Fund Index.

MARKET ACTIVITY

  The Federal Reserve Board began the fiscal year by lowering the federal funds rate from 5.50% to 4.75% in response to the global liquidity crisis arising from Asia's economic woes. As late as December, the prevailing expectation was for continued interest rate reductions in the first quarter of 1999 to combat what was thought to be a slowing U.S. economy.

  Instead, growth remained robust in the U.S. and the Fed remained on the sidelines until June 30, when short-term rates were increased from 4.75% to 5%. This first Fed tightening was somewhat surprising because inflation data was still benign. The April, May and June Producer Price Index figures were 0.5%, 0.2% and -0.1%, respectively, while the six-month trend annualized was just 1.5%. The April, May and June Consumer Price Index figures were 0.7%, 0.0% and 0.0%, respectively, with a six-month trend annualized of 2.2%. Other data, however, concerned the Fed, such as stronger-than-expected housing starts as well as the rebound in energy prices. Given subsequent inflation data, the Fed tightening in August was expected, with PPI and CPI on the rise.

INVESTMENT REVIEW

  We believe we add value by shortening and lengthening the funds' maturities in a timely fashion. For instance, both funds had lower-than-average maturities in the middle of August prior to the Fed raising interest rates. A shorter-than-average maturity allowed us to reinvest more quickly to attain higher yields. Maturities were subsequently extended, locking in higher yields.

  For example, in the SG Cowen Standby Reserve Fund, we extended maturities more aggressively than the index by investing in commercial paper due after January 1, 2000. These securities, issued by companies wishing not to have maturities due within a week or two of the New Year, offered attractive yields, compensating investors for another potential Fed tightening. As a result, by September 30, 1999 the SG Cowen Standby Reserve Fund's average maturity was 67 days compared to 62 days for its index.

  The SG Cowen Standby Tax-Exempt Reserve Fund's maturity was also lengthened, but not until later in the period. On July 1, a significant percentage of the tax-exempt notes issued by school districts and other municipalities matured, flooding the market with cash. Although the Fed had just raised short-term rates, the amount of cash in the market prevented tax-exempt yields from rising accordingly. As a result, we continued to keep the portfolio's maturity short until tax-exempt yields reacted to the Fed actions. In mid-July, the portfolio's average maturity was only 30 days, 12 days short of the index. However, by September 30, the SG Cowen Standby Tax-Exempt Reserve Fund's average maturity was catching up at 47 days, 7 days short of its benchmark.

  The Internal Revenue Code requires us to inform you that 100% of the dividends distributed by the SG Cowen Standby Tax-Exempt Reserve Fund during its fiscal year ended September 30, 1999 were exempt from Federal personal income taxes. After December 31, 1999, you will receive a breakdown of income by state earned during the year.

  In the interest of safety and liquidity, both funds are managed in a very conservative manner. The SG Cowen Standby Reserve Fund invests exclusively in the highest rated categories of commercial paper, certificates of deposit and floating rate notes. The SG Cowen Standby Tax-Exempt Reserve Fund is invested in the highest rated categories of tax-exempt and floating rate notes.

LOOKING AHEAD

  With the Producer Price Index for September reported at 1.1% and a six-month annualized trend of 4.9%, the Federal Reserve Board's concerns about inflation are well founded. As a result, the Fed is likely to continue to increase short-term rates. Because a number of securities in both funds are maturing soon, we believe that we will be able to take advantage of the rising interest rate environment. At the same time, we will have ample liquidity at year-end to handle any Y2K concerns.

  As always, we appreciate your investment in the SG Cowen Standby Reserve Funds. We look forward to serving your investment needs in the future.

                                                                Sincerely,

                                                                     [SIG]

                                                           Joseph M. Cohen
                                                                  Chairman

                      SG COWEN STANDBY RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 1999

      PRINCIPAL                      DESCRIPTION OF                        ANNUALIZED                   VALUE
       AMOUNT                           SECURITY                         YIELD ON DATE
                                                                          OF PURCHASE
                         COMMERCIAL PAPER - 73.37%

                         Akzo Nobel, Inc.
     $30,000,000         10-18-1999                                        5.44%                    $   29,924,633

                         American Express Centurion Bank
      26,000,000         10-01-1999                                        5.33                         26,000,000
      28,000,000         02-17-2000                                        5.78                         28,000,000

                         American General Finance
      50,000,000         10-05-1999                                        5.38                         49,970,611

                         Associates Corp. of North America
      35,000,000         11-16-1999                                        5.44                         34,763,419
      30,000,000         12-20-1999                                        5.29                         30,000,000

                         BMW U.S. Capital Corp.
      29,000,000         10-01-1999                                        5.58                         29,000,000
      38,176,000         10-27-1999                                        5.39                         38,030,422

                         BTR Dunlop Finance
      35,000,000         10-20-1999                                        5.40                         34,902,467

                         Banc One Corp.
      30,000,000         12-28-1999                                        5.37                         29,618,667

                         CIT Group Inc.
      49,000,000         10-13-1999                                        5.38                         48,913,760

                         Cargill Global Finance
      20,000,000         10-13-1999                                        5.36                         19,964,867
      25,000,000         10-13-1999                                        5.37                         24,956,083

                         DaimlerChrysler North American Holding
                         Corp.
      50,000,000         10-25-1999                                        5.42                         49,823,000

                         Deere Capital Corp.
      23,000,000         10-06-1999                                        5.46                         22,982,814
      35,000,000         02-14-2000                                        5.76                         35,000,000

                         Ford Motor Credit Co.
      30,000,000         10-06-1999                                        5.37                         29,978,000
      17,000,000         01-24-2000                                        5.90                         17,000,000

                         General Electric Capital Corp.
      45,000,000         10-05-1999                                        5.37                         45,000,000
      20,000,000         11-17-1999                                        5.37                         20,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL                      DESCRIPTION OF                        ANNUALIZED                    VALUE
     AMOUNT                          SECURITY                          YIELD ON DATE
                                                                        OF PURCHASE
                         General Motors Acceptance Corp.
     $35,000,000         12-15-1999                                        5.29%                    $   35,000,000

                         Household Finance Corp.
      50,000,000         10-13-1999                                        5.39                         49,912,000
       5,000,000         01-10-2000                                        5.78                          5,000,000
      15,000,000         01-10-2000                                        5.91                         14,759,704

                         International Business Machines Credit
                         Corp.
      30,000,000         02-07-2000                                        5.74                         30,000,000

                         Koch Industries
      50,000,000         10-01-1999                                        5.58                         50,000,000

                         Pfizer, Inc.
      15,000,000         10-19-1999                                        5.37                         14,960,475

                         Prudential Funding Corp.
      30,000,000         10-13-1999                                        5.37                         29,947,200
      20,000,000         12-15-1999                                        5.36                         19,784,583
      10,000,000         01-19-2000                                        5.79                         10,000,000

                         Rabobank
       6,000,000         10-01-1999                                        5.67                          6,000,000

                         Sigma Finance, Inc.
      30,000,000         02-25-2000                                        5.95                         29,301,750

                         Swedish Export Credit Bank
      50,000,000         10-01-1999                                        5.64                         50,000,000

                         TransAmerica Finance Corp.
      35,000,000         11-15-1999                                        5.44                         34,767,251
                                                                                                    --------------
                         Total Commercial Paper
                         (Cost $1,023,261,706)                                                      $1,023,261,706
                                                                                                    --------------
                         FLOATING RATE NOTES - 6.45%

                         AT&T Corp.
      30,000,000         07-13-2000                                        5.27(a)                  $   29,995,193

                         Bear Stearns Companies, Inc.
      30,000,000         03-30-2000                                        4.97(b)                      30,000,000
      30,000,000         09-14-2000                                        5.65(c)                      30,000,000
                                                                                                    --------------
                         Total Floating Rate Notes
                         (Cost $89,995,193)                                                         $   89,995,193
                                                                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL                      DESCRIPTION OF                        ANNUALIZED                    VALUE
     AMOUNT                          SECURITY                          YIELD ON DATE
                                                                        OF PURCHASE
                         MEDIUM TERM NOTES - 3.66%

                         Morgan Guaranty Trust
     $30,000,000         06-02-2000                                        5.40%                    $   30,000,000

                         Nationsbank Corporation
      21,000,000         02-22-2000                                        5.12                         20,992,363
                                                                                                    --------------
                         Total Medium Term Notes
                         (Cost $50,992,363)                                                         $   50,992,363
                                                                                                    --------------
                         US GOVERNMENT AGENCY NOTES - 2.87%

                         Federal Home Loan Bank
      40,000,000         03-03-2000                                        5.07                     $   40,000,000
                                                                                                    --------------
                         Total US Government Agency Notes
                         (Cost $40,000,000)                                                         $   40,000,000
                                                                                                    --------------
                         YANKEE CERTIFICATES OF DEPOSIT -
                            13.04%

                         Canadian Imperial Bank of Canada
      20,000,000         12-30-1999                                        5.41                     $   20,000,000

                         Deutsche Bank
      30,000,000         05-18-2000                                        5.25                         29,990,907

                         National Bank of Canada
      40,000,000         03-23-2000                                        5.23                         40,000,000

                         Rabobank
      30,000,000         04-25-2000                                        5.09                         29,991,807

                         UBS AG
      30,000,000         02-23-2000                                        5.10                         29,995,981
      32,000,000         02-29-2000                                        5.20                         31,998,726
                                                                                                    --------------
                         Total Yankee Certificates of Deposit
                         (Cost $181,977,421)                                                        $  181,977,421
                                                                                                    --------------

                         TOTAL INVESTMENTS
                         (Cost $1,386,226,683).......      99.39%                                    $1,386,226,683
                         Cash and Receivables, Less
                         Liabilities (net)...........       0.61                                          8,444,145
                                                         -------                                     --------------
                         Net Assets..................     100.00%                                    $1,394,670,828
                                                         =======                                     ==============

-------------

               Notes:
                (a) -   1 Month Libor rate instruments reflect rate as of 09-30-1999
                (b) -   3 Month Libor rate instruments reflect rate as of 09-30-1999
                (c) -   Daily Federal Funds rate instruments reflect rate as of
                        09-30-1999

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 1999

      PRINCIPAL          DESCRIPTION OF BOND                               ANNUALIZED                   VALUE
       AMOUNT                                                            YIELD ON DATE
                                                                          OF PURCHASE
     $  200,000          Alabama Special Care Facility
                         Montgomery Hospital Floating Rate
                         Demand Note
                         Series 1985
                         (7-Day Put, 7-Day Change)
                         04-01-2015                                          3.77%#                  $    200,000
      2,000,000          Alaska State Industrial Development
                         Authority Lot 6
                         (7-Day Put, 7-Day Change)
                         07-01-2001                                          4.20 #                     2,000,000
      4,300,000          Allegheny County, PA Industrial
                         Development Authority Pollution
                         Control Revenue Bonds, Series C
                         (Daily Put, Daily Change)
                         07-01-2027                                          3.95 #                     4,300,000
      2,000,000          Austin, TX Utility Revenue Bonds
                         Series A
                         10-04-1999                                          3.35                       2,000,000
      2,900,000          Baltimore County, MD Metropolitan
                         District Revenue Bonds
                         Series 1995
                         02-17-2000                                          3.55                       2,900,000
        600,000          Bexar County, TX Housing Finance
                         Corporation Park Hill Project
                         Series 88-B
                         (7-Day Put, 7-Day Change)
                         06-01-2005                                          3.85 #                       600,000
      1,100,000          Billings, MT Industrial Development
                         Revenue Adjustable Tender Notes
                         (7-Day Put, 7-Day Change)
                         12-01-2014                                          3.70 #                     1,100,000
      1,000,000          Charlotte, NC Public Improvements
                         General Obligation Series A
                         (Pre-refunded to 10-01-2000 @ 102)
                         10-01-2008                                          3.75                       1,049,893

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $2,000,000          Claiborne County, MS Pollution Control
                         Revenue Bonds National Rural Electric/
                         Southern Mississippi Electric Power
                         Association, Series 1985G-1
                         (Mandatory Put 11-02-1999)
                         12-01-2015                                          3.40%                   $  2,000,000
        700,000          Clarksville, TN Public Building
                         Authority Pooled Financial Series
                         (7-Day Put, 7-Day Change)
                         12-01-2000                                          3.65 #                       700,000
      1,015,000          Cohasset, MN Revenue Bonds Minnesota
                         Power and Light Project Series B
                         (Daily Put, Daily Change)
                         06-01-2013                                          3.95 #                     1,015,000
      2,100,000          Cornell Township, MI Economic
                         Development Corporation Industrial
                         Development Revenue Bonds,
                         Series 1990
                         (Mandatory Put 10-12-1999)
                         03-01-2015                                          3.35                       2,100,000
        800,000          DeKalb Private Hospital Authority,
                         Georgia, (Egleston Children's Hospital
                         at Emory University, Inc. Project)
                         Revenue Anticipation Certificates
                         Series 1994A
                         (7-Day Put, 7-Day Change)
                         03-01-2024                                          3.65 #                       800,000
      1,800,000          DeKalb County, GA Pollution Control
                         Revenue Bonds General Motors
                         Corporation Project
                         (7-Day Put, 7-Day Change)
                         11-01-2003                                          3.75 #                     1,800,000
      2,000,000          Delaware State Economic Development
                         Authority Industrial Development
                         Revenue Bonds Delmarva Power & Light
                         Co Gas Facilities Project C
                         (7-Day Put, 7-Day Change)
                         10-01-2028                                          3.90 #                     2,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $1,500,000          Delaware Valley, PA Regional Finance
                         Authority Local Government Revenue
                         Bonds Series A
                         (7-Day Put, 7-Day Change)
                         12-01-2017                                          3.70%#                  $  1,500,000
      1,700,000          Delaware Valley, PA Regional Finance
                         Authority Local Government Revenue
                         Bonds Series A
                         (7-Day Put, 7-Day Change)
                         12-01-2019                                          3.70 #                     1,700,000
      1,800,000          Delta County, MI Economic Development
                         Authority Mead Escanaba Project
                         Series C
                         (Daily Put, Daily Change)
                         12-01-2023                                          3.90 #                     1,800,000
        800,000          District of Columbia General
                         Obligation Note Series B
                         (Pre-refunded to 06-01-2000 @ 102)
                         06-01-2010                                          3.80                         834,783
      1,000,000          District of Columbia, Revenue Bonds,
                         The American University Issue,
                         Series 1985A
                         (7-Day Put, 7-Day Change)
                         10-01-2015                                          3.80 #                     1,000,000
      1,095,000          District of Columbia, Revenue Bonds,
                         The American University Issue,
                         Series 1986A
                         (7-Day Put, 7-Day Change)
                         12-01-2015                                          3.80 #                     1,095,000
      1,230,000          Florida Housing Finance
                         Agency-Reference Multi-Family Housing
                         EEE Carlton Project
                         (7-Day Put, 7-Day Change)
                         12-01-2008                                          3.85 #                     1,230,000
      2,500,000          Georgia State General Obligation Note
                         University and College Improvements
                         09-01-2000                                          3.68                       2,579,467
      1,000,000          Greensboro, NC General Obligation Note
                         Public Improvements-Sewer Project,
                         Series B
                         (7-Day Put, 7-Day Change)
                         04-01-2007                                          3.70 #                     1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $3,500,000          Gwinnett County, GA Hospital Revenue
                         Bonds Hospital System Project B
                         (7-Day Put, 7-Day Change)
                         09-01-2027                                          3.77%#                  $  3,500,000
      1,200,000          Hartford, CT General Obligation Bonds,
                         Public School Improvements
                         11-15-1999                                          3.05                       1,204,264
      1,000,000          Hillsborough County, FL Aviation
                         Authority Revenue Bonds, Tampa
                         International Airport Project
                         Series B
                         (Pre-refunded to 10-01-1999 @ 102)
                         10-01-2019                                          3.365                      1,020,000
      3,000,000          Honolulu, HI City and County
                         Tax-Exempt Commercial Paper
                         (Mandatory Put 10-14-1999)
                         10-22-2000                                          3.30                       3,000,000
      3,000,000          Honolulu, HI City and County
                         Tax-Exempt Commericial Paper
                         02-17-2000                                          3.40                       3,000,000
        400,000          Illinois State Health Facility
                         Authority Hospital Revenue Bonds,
                         Decatur Memorial Hospital Project A
                         (7-Day Put, 7-Day Change)
                         11-15-2024                                          3.80 #                       400,000
      4,000,000          Illinois State Health Facility
                         Authority Hospital Revenue Bonds,
                         South Illinois Health Care Series B
                         (7-Day Put, 7-Day Change)
                         03-01-2021                                          3.80 #                     4,000,000
      1,000,000          Illinois State Sales Tax Revenue
                         Bonds, Series M
                         (Pre-refunded to 06-15-2000 @ 102)
                         06-15-2015                                          3.50                       1,042,172
      3,000,000          Indiana Municipal Power Agency, Power
                         Supply System Revenue Bonds, Series A
                         (7-Day Put, 7-Day Change)
                         01-01-2018                                          3.70 #                     3,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $2,000,000          Intermountain Power Agency of Utah,
                         Electric Light and Power Improvements,
                         Power Supply Revenue Bonds
                         Series 1985-B
                         (Mandatory Put 11-03-1999)
                         07-18-2019                                          3.40%                   $  2,000,000
      3,000,000          Jefferson County, KY Pollution Control
                         Revenue Bonds Louisville Gas and
                         Electric Co. Project A
                         (Mandatory Put 10-01-1999)
                         09-01-2017                                          3.25                       3,000,000
      5,000,000          Jefferson Parish, LA Hospital Service
                         District #001 Hospital Revenue Bonds,
                         Jefferson Medical Center
                         (7-Day Put, 7-Day Change)
                         01-01-2026                                          3.80 #                     5,000,000
      2,700,000          La Cygne, KS Environmental Improvement
                         Revenue Notes, Kansas City Power and
                         Light Co. Project
                         (7-Day Put, 7-Day Change)
                         03-01-2015                                          3.90 #                     2,700,000
      1,500,000          Las Vegas, NV Water District Revenue
                         Bonds (Pre-refunded to 08-01-2000 @
                         102)
                         08-01-2009                                          3.60                       1,570,357
      3,200,000          Long Island, NY Power Authority, New
                         York Electric Systems Revenue Bonds,
                         Sub-Series 3
                         11-01-1999                                          3.35                       3,200,000
      3,900,000          Louisiana Public Facilities Authority
                         Multi Family Housing Revenue Bonds,
                         (Willis Knighton Medical Center
                         Project)
                         Series 1988
                         (7-Day Put, 7-Day Change)
                         09-01-2023                                          4.00 #                     3,900,000
      1,000,000          Louisiana State General Obligation
                         Bond
                         Series A
                         08-01-2000                                          3.67                       1,018,860

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $1,200,000          Lynchburgh, VA Industrial Development
                         Authority Hospital Revenue Bonds, (VHA
                         Mid-Atlantic States, Inc. Capital
                         Asset Financing Project)
                         (7-Day Put, 7-Day Change)
                         12-01-2025                                          3.85%#                  $  1,200,000
      1,000,000          Maryland State General Obligation Bond
                         Public Improvements 2nd Series
                         08-01-2000                                          3.58                       1,009,472
        650,000          Mason County, KY Pollution Control
                         Revenue Bonds Kentucky Power-National
                         Rural Electric Project B-1
                         (7-Day Put, 7-Day Change)
                         10-15-2014                                          3.85 #                       650,000
      1,000,000          Massachusetts State General Obligation
                         Series D
                         (Pre-refunded to 10-01-1999 @ 102)
                         10-01-2009                                          3.00                       1,020,000
      1,000,000          Michigan State Strategic Limited Fund
                         Revenue Bond - Series A
                         (Daily Put, Daily Change)
                         09-01-2030                                          3.95 #                     1,000,000
        115,000          Michigan State Hospital Finance
                         Authority Revenue Bonds, Hospital
                         Equipment Loan Program
                         (7-Day Put, 7-Day Change)
                         06-01-2001                                          3.70 #                       115,000
      1,000,000          Michigan State Hospital Finance
                         Authority Revenue Bonds, Hospital
                         Equipment Loan Program - Series A
                         (7-Day Put, 7-Day Change)
                         12-01-2023                                          3.85 #                     1,000,000
      1,000,000          Missouri State Environmental
                         Improvement and Energy Research
                         Authority, Pollution Control Revenue
                         Bonds Union Electric Project Series A
                         10-01-1999                                          3.45                       1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $  600,000          Missouri State Environmental
                         Improvement and Energy Research
                         Authority, Pollution Control Revenue
                         Bonds National Rural Utilities Project
                         (7-Day Put, 7-Day Change)
                         12-15-2003                                          3.85%#                  $    600,000
        560,000          Mobile County, AL General Obligation
                         Warrants
                         (Pre-refunded to 02-01-2000 @ 102)
                         02-01-2003                                          3.50                         576,124
      3,000,000          Moffat County, CO Pollution Control
                         Revenue Bonds Colorado-Ute Electric
                         Authority Project
                         (7-Day Put, 7-Day Change)
                         07-01-2010                                          3.85 #                     3,000,000
      1,000,000          Montgomery County, PA Higher Education
                         Authority United Hospital District
                         Revenue Bonds - Series A
                         (Pre-refunded to 11-01-1999 @ 100)
                         11-01-2013                                          3.00                       1,003,742
      4,665,000          Montgomery, AL Special Care Facilities
                         Authority Alabama VHA Series G
                         (7-Day Put, 7-Day Change)
                         12-01-2030                                          3.85 #                     4,665,000
      2,000,000          Municipal Electric Authority of
                         Georgia, Revenue Bonds Project One,
                         Series 1994 D
                         (7-Day Put, 7-Day Change)
                         01-01-2022                                          3.75 #                     2,000,000
      3,000,000          Municipal Electric Authority of
                         Georgia, Revenue Bonds Project One,
                         Series 1985 B
                         (Mandatory Put 02-15-2000)
                         01-01-2020                                          3.45                       3,000,000
      5,000,000          New Hampshire Higher Education
                         Facility Authority, Veterans Housing
                         Authority Revenue Bonds Series E
                         (7-Day Put, 7-Day Change)
                         12-01-2025                                          3.85 #                     5,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $1,500,000          New York, NY General Obligation
                         Revenue Bonds Series 1994 H-3
                         (Mandatory Put 10-13-1999)
                         08-01-2022                                          3.40%                   $  1,500,000
      1,700,000          New York State Environmental Quality
                         Revenue Bonds
                         Series 1997A
                         01-26-2000                                          3.10                       1,700,000
      3,000,000          North Alabama Environmental Impact
                         Authority Revenue Bonds Pollution
                         Control, Reynolds Metals Company
                         Project
                         (Daily Put, Daily Change)
                         12-01-2001                                          3.80 #                     3,000,000
      3,000,000          North Carolina Educational Facilities
                         Finance Agency Revenue Bonds, Elon
                         College Project
                         (7-Day Put, 7-Day Change)
                         01-01-2021                                          3.65 #                     3,000,000
      4,200,000          Ohio State University Commercial Paper
                         Revenue Notes Series A
                         (Mandatory Put 10-19-1999)
                         01-15-2000                                          3.10                       4,200,000
      2,400,000          Orange County, FL Health Facilities
                         Authority Revenue Bonds, Pooled
                         Hospital Loan Program, Series 1985
                         (Mandatory Put 01-26-2000)
                         12-01-2025                                          3.60                       2,400,000
      1,000,000          Person County, NC Industrial
                         Facilities and Pollution Control
                         Finance Authority Revenue-Carolina
                         Power and Light Project Series A
                         (7-day Put, 7-day Change)
                         11-01-2019                                          3.95 #                     1,000,000
      1,000,000          Portland, OR South Park Housing
                         Project Revenue Bonds Series A
                         (7-day Put, 7-day Change)
                         12-01-2011                                          3.75 #                     1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $2,000,000          Rhode Island State General Obligation
                         Notes Series B
                         (Pre-refunded to 10-15-1999 @ 102)
                         10-15-2001                                          3.05%                   $  2,042,690
      3,000,000          Port of Seattle, Washington,
                         General Obligation Bonds Series A
                         11-08-1999                                          3.40                       3,000,000
      3,800,000          Sunshine State, FL Government Finance
                         Commission Revenue Bonds,
                         Series 1986B
                         (Mandatory Put 11-09-1999)
                         07-01-2016                                          3.35                       3,800,000
      2,400,000          Sweetwater County, WY Pollution
                         Control Revenue Bonds Series 1998-A
                         (Mandatory Put 10-13-1999)
                         01-01-2017                                          3.30                       2,400,000
      1,705,000          Tarrant County, TX Housing Finance
                         Corporation Revenue Bonds,
                         Multi-Family Housing-SF Apartments
                         (7-Day Put, 7-Day Change)
                         11-01-2017                                          3.85 #                     1,705,000
      1,400,000          Tennessee State School Bond Authority,
                         Series A
                         10-01-1999                                          4.20                       1,400,000
        600,000          Texas Higher Education Authority, Inc.
                         Series B
                         (7-Day Put, 7-Day Change)
                         12-01-2025                                          3.80 #                       600,000
      2,540,000          Texas State Public Finance Authority
                         General Obligation Bonds - Series A
                         (Pre-refunded to 10-01-2000 @ 100)
                         10-01-2001                                          3.75                       2,600,464
      1,500,000          University of Delaware Housing and
                         Dining System Revenue Bonds, School
                         Improvements
                         11-01-1999                                          3.15                       1,504,663

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1999

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $1,000,000          University of Houston, TX College and
                         University Revenue Bonds, Series A
                         (Pre-refunded to 02-15-2000 @ 100)
                         02-15-2005                                          3.50%                   $  1,014,199
      1,000,000          University of Medicine and Dentistry
                         of New Jersey Series C, College
                         Improvements
                         (Pre-refunded to 12-01-1999 @ 102)
                         12-01-2001                                          3.13                       1,026,208
      1,200,000          University of North Carolina School of
                         Medicine and Ambulatory Care Clinic
                         Revenue Bonds
                         (7-Day Put, 7-Day Change)
                         07-01-2012                                          3.85 #                     1,200,000
      3,000,000          Washington State Health Care
                         Facilities Authority Revenue Bonds
                         Virginia Mason Hospital Project
                         Series B
                         (Daily Put, Daily Change)
                         02-15-2027                                          3.80 #                     3,000,000
      3,500,000          Wisconsin Health & Educational
                         Facilities Authority Revenue ACES,
                         Health Care - Series B
                         (7-Day Put, 7-Day Change)
                         01-01-2027                                          3.80 #                     3,500,000
      2,000,000          Wisconsin State Transportation Revenue
                         Notes Series 1997-A
                         02-16-2000                                          3.80                       2,000,000
                                                                                                     ------------

                         TOTAL INVESTMENTS
                         (Cost $155,292,358).........      99.35%                                     $155,292,358
                         Cash and Receivables, Less
                         Liabilities (net)...........       0.65%                                        1,019,354
                                                         -------                                      ------------
                         Net Assets..................     100.00%                                     $156,311,712
                                                         =======                                      ============

-------------

            Note: # -   Variable Rate Instrument Reflects Rate As Of 09-30-1999

                        93.24% of the investment values above are supported by
                        Letters of Credit, guarantees or other credit enhancements.

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1999

                                                                                 SG COWEN STANDBY
                                                       SG COWEN STANDBY             TAX-EXEMPT
                                                      RESERVE FUND, INC.        RESERVE FUND, INC.
ASSETS

  Investments in securities, at value - Note A
    (1)                                                 $1,386,226,683             $155,292,358

  Cash                                                       1,313,121                  221,669

  Interest receivable                                        9,205,108                  976,171

  Prepaid expenses                                              52,234                   27,771
                                                        --------------             ------------

     TOTAL ASSETS                                        1,396,797,146              156,517,969
                                                        --------------             ------------
LIABILITIES

  Due to investment manager - Note B                           581,756                   51,796

  Accrued expenses                                             251,399                   55,784

  Dividends payable                                          1,293,163                   98,677
                                                        --------------             ------------

     TOTAL LIABILITIES                                       2,126,318                  206,257
                                                        --------------             ------------
NET ASSETS                                              $1,394,670,828             $156,311,712
                                                        ==============             ============

Represented By:

  Paid-in capital                                       $1,396,421,590             $156,330,254

  Accumulated net realized loss on investments              (1,750,762)                 (18,542)
                                                        --------------             ------------
NET ASSETS AT VALUE, applicable to 1,396,421,590
  outstanding shares of $.01 par value Common
  Stock for SRF and 156,330,254 outstanding
  shares of $.001 par value Common Stock for STE
  (2,000,000,000 and 1,000,000,000 shares
  authorized for SRF and STE, respectively) -
  Note C                                                $1,394,670,828             $156,311,712
                                                        ==============             ============

Offering and redemption price per share                 $         1.00             $       1.00
                                                        ==============             ============

SEE NOTES FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS

                         YEAR ENDED SEPTEMBER 30, 1999

                                                                                      SG COWEN
                                                            SG COWEN                  STANDBY
                                                            STANDBY                  TAX-EXEMPT
                                                       RESERVE FUND, INC.        RESERVE FUND, INC.
INVESTMENT INCOME

  Interest income                                         $79,080,336                $5,896,705
                                                          -----------                ----------
EXPENSES

  Investment management fee - Note B                        7,648,821                   927,669

  Shareholder servicing costs and custodian fee               945,910                    95,333

  Federal and state registration fees                          70,858                    41,502

  Professional fees                                            40,254                    31,587

  Directors' fees and expenses - Note B                        24,999                    24,999

  Prospectus and shareholders' reports                        116,600                    28,076

  Miscellaneous                                                76,599                    11,298
                                                          -----------                ----------

     Total expenses                                         8,924,041                 1,160,464

        Less: investment management fee
          waived - Note B                                           -                   185,534
                                                          -----------                ----------

     Net expenses                                           8,924,041                   974,930
                                                          -----------                ----------

  Investment income - net                                  70,156,295                 4,921,775

  Net realized loss on investments                            (36,935)                        -
                                                          -----------                ----------

  Net Increase in Net Assets Resulting from
    Operations                                            $70,119,360                $4,921,775
                                                          ===========                ==========

SEE NOTES FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SG COWEN STANDBY
                                       SG COWEN STANDBY                                 TAX-EXEMPT
                                      RESERVE FUND, INC.                            RESERVE FUND, INC.
                          ------------------------------------------    ------------------------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------------------------------
                                 1999                   1998                   1999                   1998
OPERATIONS

  Investment income -
    net                     $   70,156,295         $   72,957,433          $  4,921,775           $  6,044,314

  Net realized loss on
    investments                    (36,935)               (18,949)                    -                      -
                            --------------         --------------          ------------           ------------

  Net increase in net
    assets resulting
    from operations             70,119,360             72,938,484             4,921,775              6,044,314
DIVIDENDS TO
SHAREHOLDERS FROM

  Investment income -
    net                        (70,156,295)           (72,957,433)           (4,921,775)            (6,044,314)
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C                 (80,931,200)           138,191,127           (61,752,478)            30,851,116
                            --------------         --------------          ------------           ------------

  Total increase
    (decrease) in net
    assets                     (80,968,135)           138,172,178           (61,752,478)            30,851,116
NET ASSETS

  Beginning of year          1,475,638,963          1,337,466,785           218,064,190            187,213,074
                            --------------         --------------          ------------           ------------

  End of year               $1,394,670,828         $1,475,638,963          $156,311,712           $218,064,190
                            ==============         ==============          ============           ============

SEE NOTES FINANCIAL STATEMENTS

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    GENERAL. SG Cowen Standby Reserve Fund, Inc. ("SRF") and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. ("STE") are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Until July 1, 1998, Cowen & Co. ("Cowen") served as investment manager and principal underwriter to the above-referenced Funds (the "Funds"). On July 1, 1998, Cowen's business was combined with Societe Generale Securities Corporation ("SGSC"), a subsidiary of Societe Generale ("SG"), to form SG Cowen Securities Corporation ("SG Cowen") (the "Acquisition"). SG, a leading international commercial and investment bank established in 1864, has a global network of offices in over 80 countries. Since July 1, 1998, SG Cowen has served as the new investment manager to the Funds, with the existing investment management personnel of SG Cowen continuing to provide investment management services to the Funds, and Funds Distributor, Inc. has served as the new principal underwriter to the Funds. SG Cowen is also a selected dealer of the Funds' shares. Additionally, effective as of July 1, 1998, the names of the Funds have been changed, as indicated above, in order to reflect the Funds' new management by SG Cowen. It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.

  The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (1) PORTFOLIO VALUATION: Each Fund values its investments at amortized cost, which has been determined by the Board of Directors of each Fund to represent the fair value of each Fund's investments.

  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.

  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.

  (4) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

  At September 30, 1999, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

  At September 30, 1999, SRF and STE had unused capital loss carryovers of approximately $1,750,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001, 2006, and 2007 and in fiscal 2000, 2001 and 2002, respectively.

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH
AFFILIATES: Fees paid by each Fund to SG Cowen pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of
 .50 of 1%, of the average daily value of that Fund's net assets. Effective as of June 1, 1998, the fee for SRF was reduced to .475% on net assets between $1.5 billion and $2.5 billion, and .45% on net assets above $2.5 billion. The Agreements further provide that if the aggregate expenses of either Fund, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the expense limitation of any state having jurisdiction over that Fund, SG Cowen will reimburse the Fund for such excess. There was no expense reimbursement required for either Fund for the year ended September 30, 1999, however, SG
Cowen has waived $185,534 of its investment management fee from STE during such year.

  Directors who are not officers, directors, partners, stockholders or employees of SG Cowen or its affiliates receive from each Fund a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee attended and reimbursement for travel and out-of-pocket expenses.
NOTE C - COMMON STOCK TRANSACTIONS: At September 30, 1999, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.

  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                                      SRF
                                         --------------------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                                  1999                                   1998
    Shares sold                                $ 7,197,347                            $ 6,868,735
    Dividends reinvested                            71,487                                 69,445
                                               -----------                            -----------
                                                 7,268,834                              6,938,180

    Shares redeemed                             (7,349,765)                            (6,799,989)
                                               -----------                            -----------
    Net increase
     (decrease)                                $   (80,931)                           $   138,191
                                               ===========                            ===========

                                                                       STE
                                          --------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,
                                                   1999                                   1998
    Shares sold                                  $ 702,519                              $ 858,302
    Dividends reinvested                             5,079                                  5,793
                                                 ---------                              ---------
                                                   707,598                                864,095

    Shares redeemed                                769,350                               (833,244)
                                                 ---------                              ---------
    Net increase
     (decrease)                                  $ (61,752)                             $  30,851
                                                 =========                              =========

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each year:

                                                                       SRF
                                           ------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,
                                           ------------------------------------------------------------
                                              1999         1998         1997         1996        1995
                                           ----------   ----------   ----------   ----------   --------
NET ASSET VALUE
  Beginning of Year                        $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.05         0.05         0.05         0.05       0.05
LESS DISTRIBUTIONS
  Dividends from Net Investment Income          (0.05)       (0.05)       (0.05)       (0.05)     (0.05)
                                           ----------   ----------   ----------   ----------   --------
NET ASSET VALUE
  End of Year                              $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                           ==========   ==========   ==========   ==========   ========
Total Return                                     4.67%        5.13%        4.98%        4.97%      5.23%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)                 $1,394,671   $1,475,639   $1,337,467   $1,101,944   $890,888
  Ratio of Expenses to Average Net Assets        0.58%        0.65%        0.69%        0.71%      0.71%
  Ratio of Net Investment Income to
   Average Net Assets                            4.58%        5.03%        4.89%        4.89%      5.13%

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

NOTE D - (continued)

                                                                STE
                                        ----------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                        ----------------------------------------------------
                                          1999       1998       1997       1996       1995
                                        --------   --------   --------   --------   --------
NET ASSET VALUE
  Beginning of Year                     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                     0.03       0.03       0.03       0.03       0.03
LESS DISTRIBUTIONS
  Dividends from Net Investment Income     (0.03)     (0.03)     (0.03)     (0.03)     (0.03)
                                        --------   --------   --------   --------   --------
NET ASSET VALUE
  End of Year                           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        ========   ========   ========   ========   ========
Total Return                                2.70%      3.10%      3.11%      3.07%      3.19%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)              $156,312   $218,064   $187,213   $171,055   $122,536
  Ratio of Expenses to Average Net
   Assets*                                  0.53%      0.54%      0.56%      0.59%      0.61%
  Ratio of Net Investment Income to
   Average Net Assets*                      2.65%      3.06%      3.07%      3.01%      3.14%
INVESTMENT ADVISORY FEES WAIVED
  Amount                                $185,534   $197,675   $181,100   $156,993   $124,784
  Ratio to Average Net Assets               0.10%      0.10%      0.10%      0.10%      0.10%

* NET OF WAIVER

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS
SG COWEN STANDBY RESERVE FUND, INC. AND
SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

  We have audited the accompanying statements of assets and liabilities, including the statements of investments, of SG Cowen Standby Reserve Fund, Inc. and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. (the Funds) as of
September 30, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 1998 and financial highlights for each of the years in the four-year period ended September 30, 1998 were audited by other auditors whose report thereon dated November 6, 1998, expressed an unqualified opinion on those financial statements and financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                                        [LOGO]

New York, New York
November 5, 1999

                      SG COWEN STANDBY RESERVE FUND, INC.

                                      AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               560 Lexington Ave.
                               New York, NY 10022

                                   DIRECTORS

                     JOSEPH M. COHEN, Chairman
JAMES H. CAREY         DR. MARTIN J. GRUBER         BURTON J. WEISS

                                    OFFICERS

              JOSEPH M. COHEN, CHAIRMAN OF THE BOARD OF DIRECTORS

            HOAN NGUYEN-QUANG, PRESIDENT AND CHIEF EXECUTIVE OFFICER

            PHILIP J. BAFUNDO, TREASURER AND CHIEF FINANCIAL OFFICER

                  CREIGHTON H. PEET, SENIOR INVESTMENT OFFICER

                           RODD M. BAXTER, SECRETARY

                      ALAN E. KOEPPLIN, INVESTMENT OFFICER

                 GORDON G. IFILL, ASSISTANT INVESTMENT OFFICER

                         IRWOOD SCHLACKMAN, CONTROLLER

      INVESTMENT ADVISER                                 CUSTODIAN
SG Cowen Securities Corporation                Investors Fiduciary Trust Co.
      560 Lexington Ave.                              P.O. Box 419111
      New York, NY 10022                           Kansas City, MO 64141

          DISTRIBUTOR                                 TRANSFER AGENT
    Funds Distributor, Inc.                              DST, Inc.
  60 State Street, Suite 1300                      210 West 10th Street
       Boston, MA 02109                            Kansas City, MO 64105

         LEGAL COUNSEL                             INDEPENDENT AUDITORS
   Willkie Farr & Gallagher                              KPMG LLP
      787 Seventh Avenue                             757 Third Avenue
      New York, NY 10019                            New York, NY 10017

                                                                        CMB-RSRV